September 21, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Barings Funds Trust

File Nos.: 811-22845 and 333-188840

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Registrant this letter as certification that the Prospectus and Statement of Additional Information for the Registrant, both dated September 18, 2018, do not differ from those contained in Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A that was filed electronically via EDGAR on September 17, 2018 (Accession # 0001144204-18-049683).

If you have any questions, please contact me at (617) 761-3808.

Very truly yours,

/s/ Janice M. Bishop

Janice M. Bishop

Secretary and Chief Legal Officer of Barings Funds Trust